MainGate MLP Fund
Schedule of Investments
February 28, 2026 (Unaudited)

MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS - 111.8%	Shares/ Units	Fair Value
Crude/Refined Products Pipelines and Storage - 29.4%
Canada - 0.4%
Enbridge, Inc.	70,000	$3,719,800

United States - 29.0%
Genesis Energy, L.P.	1,275,000	23,026,500
MPLX, L.P.	1,950,000	114,933,000
Phillips 66	58,000	8,951,140
Plains GP Holdings, L.P.	4,218,000	95,073,720
		241,984,360
Total Crude/Refined Products Pipelines and Storage		245,704,160

Natural Gas Gathering/Processing - 31.4%
United States - 31.4%
Antero Midstream Corp.	450,000	10,116,000
Kinetik Holdings, Inc.	400,000	18,196,000
Targa Resources Corp.	625,000	147,375,000
Western Midstream Partners, L.P.	2,075,000	86,299,250
Total Natural Gas Gathering/Processing		261,986,250

Natural Gas/Natural Gas Liquid Pipelines and Storage - 51.0%
United States - 51.0%
Cheniere Energy, Inc.	275,000	64,825,750
DT Midstream, Inc.	85,000	11,801,400
Energy Transfer, L.P.	5,800,000	109,272,000
Enterprise Products Partners, L.P.	1,800,000	65,052,000
Kinder Morgan, Inc.	300,000	9,981,000
ONEOK, Inc.	1,000,000	82,770,000
Williams Companies, Inc.	1,100,000	82,192,000
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		425,894,150

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS (Cost $326,371,887)		933,584,560

TOTAL INVESTMENTS - 111.8% (Cost $326,371,887)		933,584,560
Liabilities in Excess of Other Assets - (11.8)%		(98,865,718)

TOTAL NET ASSETS - 100.0%		$834,718,842

Percentages are stated as a percent of net assets.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using:
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2026	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Common Stocks(1)	$933,584,560	$933,584,560	$-	$-
Total	$933,584,560	$933,584,560	$-	$-

(1)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 28, 2026. There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.